General information and significant accounting policies - Vessels and drydock (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022 USD ($) vessel	Dec. 31, 2021 USD ($)
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives	25 years
Impairment loss recognised in profit or loss, goodwill			$ 14,200
Vessels
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives	25 years
Average scrap market rates period	4 years
Vessels | MR
Disclosure of detailed information about property, plant and equipment [line items]
Reversal of impairment loss recognised in profit or loss		$ 12,700
Number of vessels with fair value less than carrying value | vessel		13
Vessels | Bottom of range
Disclosure of detailed information about property, plant and equipment [line items]
Period for scheduled repairs and maintenance	30 months
Vessels | Top of range
Disclosure of detailed information about property, plant and equipment [line items]
Period for scheduled repairs and maintenance	60 months